Note 11 - Notes Payable	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 11 – Notes Payable

Notes payable consists of the following at December 31, 2023 and 2022, respectively:

	December 31,	December 31,
	2023	2022

On April 25, 2023, the Company received $400,000 pursuant to a note and warrant purchase agreement from an accredited investor, as lender. The unsecured note matures on April 25, 2024. The note bears interest at 8% per annum, payable in cash semi-annually on June 30 and December 31, with appropriate pro rata adjustments made for any partial interest accrual period. The noteholder also received warrants to purchase 100,000 shares of common stock, exercisable at $2.50 per share over a ten-year term. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption.	$400,000	$–

On April 8, 2022, the Company received $80,000 pursuant to a note and warrant purchase agreement from an accredited investor, as lender. The unsecured note bears interest at 6% per annum, compounded semi-annually, and was payable in cash semi-annually on June 30th and December 31st. On August 23, 2022, the note was amended to update the terms of the interest payment to be payable at the earlier of the maturity date or January 1, 2025, rather than being paid semi-annually. The note matures on April 8, 2025. The noteholders also received warrants to purchase 20,000 shares of common stock, exercisable at $2.35 per share over a ten-year term.

	80,000	80,000

On April 8, 2022, the Company received $500,000 pursuant to a note and warrant purchase agreement from an accredited investor, as lender. The unsecured note bears interest at 6% per annum, compounded semi-annually, and was payable in cash semi-annually on June 30th and December 31st. On August 23, 2022, the note was amended to update the terms of the interest payment to be payable at the earlier of the maturity date or January 1, 2025, rather than being paid semi-annually. The note matures on April 8, 2025. The noteholders also received warrants to purchase 125,000 shares of common stock, exercisable at $2.35 per share over a ten-year term.

	500,000	500,000

On June 16, 2020, the Company entered into a loan authorization and loan agreement with the United States Small Business Administration (the “SBA”), as lender, pursuant to the SBA’s Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the Company’s business (the “EIDL Loan Agreement”) encompassing a $150,000 Promissory Note issued to the SBA (the “EIDL Note”)(together with the EIDL Loan Agreement, the “EIDL Loan”), bearing interest at 3.75% per annum. In connection with entering into the EIDL Loan, the Company also executed a security agreement, dated June 16, 2020, between the SBA and the Company (the “EIDL Security Agreement”) pursuant to which the EIDL Loan is secured by a security interest on all of the Company’s assets. Under the EIDL Note, the Company is required to pay principal and interest payments of $731 every month beginning June 16, 2021. All remaining principal and accrued interest is due and payable on June 16, 2050. The EIDL Note may be repaid at any time without penalty.

	150,000	150,000

Total notes payable	1,130,000	730,000
Less: unamortized debt discounts	222,024	336,085
Notes payable	907,976	393,915
Less: current maturities	313,938	–
Notes payable, less current maturities	$594,038	$393,915

The Company recorded total discounts of $202,285 and $444,330, consisting of debt discounts on warrants granted to accredited investors during the years ended December 31, 2023 and 2022, respectively. The warrants were valued using Black-Scholes option pricing model with significant inputs as follows:

	For the Year Ended
	December 31,
	2023	2022
Weighted average expected volatility	147%	154%
Weighted average expected life (in years)	10	10
Weighted average risk-free interest rate	3.1%	2.7%
Expected dividend yield	-	-

The discounts are being amortized to interest expense over the term of the notes, until repayment, using the straight-line method, which closely approximates the effective interest method. The Company recorded $164,589 and $108,245 of stock-based interest expense pursuant to the amortization of discounts during the years ended December 31, 2023 and 2022, respectively.

The Company recognized $56,346 and $31,546 of interest expense for the years ended December 31, 2023 and 2022, respectively.

The Company recognized interest expense for the years ended December 31, 2023 and 2022, as follows:

	December 31,	December 31,
	2023	2022

Interest on notes payable, related parties	$598,340	$320,580
Amortization of debt discounts on notes payable, related parties	1,009,396	817,594
Interest on notes payable	65,848	31,546
Amortization of debt discounts on notes payable	164,590	108,245
Interest - other	1,575	-
Total interest expense	$1,839,749	$1,277,965